Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
December 31, 2023
Z60-NPRT3-0224
1.9884253.106
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	103,230	1,612,450
Fidelity Series Commodity Strategy Fund (a)	1,085	100,481
Fidelity Series Large Cap Growth Index Fund (a)	52,873	1,012,526
Fidelity Series Large Cap Stock Fund (a)	55,389	1,082,302
Fidelity Series Large Cap Value Index Fund (a)	131,088	1,929,617
Fidelity Series Small Cap Core Fund (a)	431	4,847
Fidelity Series Small Cap Opportunities Fund (a)	37,637	523,159
Fidelity Series Value Discovery Fund (a)	47,509	706,936
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,029,028)		6,972,318

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	27,348	401,746
Fidelity Series Emerging Markets Fund (a)	42,771	361,839
Fidelity Series Emerging Markets Opportunities Fund (a)	84,132	1,458,012
Fidelity Series International Growth Fund (a)	58,391	1,000,246
Fidelity Series International Index Fund (a)	32,098	377,476
Fidelity Series International Small Cap Fund (a)	13,645	231,422
Fidelity Series International Value Fund (a)	85,661	999,664
Fidelity Series Overseas Fund (a)	77,004	998,744
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,286,883)		5,829,149

Bond Funds - 10.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	10,693	81,909
Fidelity Series Corporate Bond Fund (a)	8,342	77,746
Fidelity Series Emerging Markets Debt Fund (a)	2,399	18,590
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	644	6,033
Fidelity Series Floating Rate High Income Fund (a)	1,419	12,810
Fidelity Series Government Bond Index Fund (a)	12,367	114,396
Fidelity Series International Credit Fund (a)	5	37
Fidelity Series Investment Grade Bond Fund (a)	11,496	116,107
Fidelity Series Investment Grade Securitized Fund (a)	8,607	77,634
Fidelity Series Long-Term Treasury Bond Index Fund (a)	159,196	932,888
Fidelity Series Real Estate Income Fund (a)	1,470	13,946
TOTAL BOND FUNDS (Cost $1,494,500)		1,452,096

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,810,411)	14,253,563
NET OTHER ASSETS (LIABILITIES) - 0.0%	(571)
NET ASSETS - 100.0%	14,252,992

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	67,932	34,372	16,409	2,646	(591)	(3,395)	81,909
Fidelity Series Blue Chip Growth Fund	1,218,819	487,054	476,857	8,733	23,662	359,772	1,612,450
Fidelity Series Canada Fund	316,600	141,395	82,715	13,591	732	25,734	401,746
Fidelity Series Commodity Strategy Fund	81,583	50,766	25,049	4,179	(4,770)	(2,049)	100,481
Fidelity Series Corporate Bond Fund	49,107	38,296	12,189	1,938	(94)	2,626	77,746
Fidelity Series Emerging Markets Debt Fund	14,871	6,830	4,071	841	(16)	976	18,590
Fidelity Series Emerging Markets Debt Local Currency Fund	5,008	2,243	1,344	311	2	124	6,033
Fidelity Series Emerging Markets Fund	221,367	201,935	74,449	8,932	(1,368)	14,354	361,839
Fidelity Series Emerging Markets Opportunities Fund	1,192,041	535,900	337,162	41,369	(2,382)	69,615	1,458,012
Fidelity Series Floating Rate High Income Fund	10,941	5,517	3,860	955	7	205	12,810
Fidelity Series Government Bond Index Fund	72,228	58,467	16,780	1,927	(300)	781	114,396
Fidelity Series Government Money Market Fund 5.43%	38,831	18,707	57,538	1,159	-	-	-
Fidelity Series International Credit Fund	35	1	-	1	-	1	37
Fidelity Series International Developed Markets Bond Index Fund	-	692	670	3	(22)	-	-
Fidelity Series International Growth Fund	734,843	376,663	190,435	13,117	(1,065)	80,240	1,000,246
Fidelity Series International Index Fund	304,727	135,148	83,879	10,810	450	21,030	377,476
Fidelity Series International Small Cap Fund	230,616	85,623	93,094	7,867	(4,813)	13,090	231,422
Fidelity Series International Value Fund	733,041	364,864	182,624	32,658	(1,229)	85,612	999,664
Fidelity Series Investment Grade Bond Fund	73,810	58,181	17,766	2,797	(269)	2,151	116,107
Fidelity Series Investment Grade Securitized Fund	50,634	37,965	12,237	1,851	(202)	1,474	77,634
Fidelity Series Large Cap Growth Index Fund	772,123	296,768	250,435	8,438	7,112	186,958	1,012,526
Fidelity Series Large Cap Stock Fund	846,185	337,219	199,301	55,810	304	97,895	1,082,302
Fidelity Series Large Cap Value Index Fund	1,579,079	697,573	448,493	79,510	(4,435)	105,893	1,929,617
Fidelity Series Long-Term Treasury Bond Index Fund	691,665	449,507	178,211	19,717	(5,938)	(24,135)	932,888
Fidelity Series Overseas Fund	734,177	381,021	190,389	16,699	(1,956)	75,891	998,744
Fidelity Series Real Estate Income Fund	20,178	7,111	13,204	1,057	(537)	398	13,946
Fidelity Series Short-Term Credit Fund	7,942	513	8,436	138	65	(84)	-
Fidelity Series Small Cap Core Fund	9,998	189	5,645	80	18	287	4,847
Fidelity Series Small Cap Opportunities Fund	386,926	170,963	98,522	5,091	203	63,589	523,159
Fidelity Series Treasury Bill Index Fund	98,162	34,708	132,773	2,872	(85)	(12)	-
Fidelity Series Value Discovery Fund	578,489	277,026	168,033	33,729	(4,029)	23,483	706,936
	11,141,958	5,293,217	3,382,570	378,826	(1,546)	1,202,504	14,253,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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